Fair Value Measurements (Tables)	9 Months Ended
Jul. 31, 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Financial Assets and Liabilities not Carried at Fair Value
The following table reflects the fair value

of the Bank’s financial assets and liabilities not

carried at fair value.
Financial Assets and Liabilities not carried

at Fair Value
1
(millions of Canadian dollars) As at
July 31, 2025 October 31, 2024
Carrying Fair Carrying Fair
value value value value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance

for credit losses
Government and government-related

securities

$ 189,035 $ 186,564 $ 206,815 $ 202,667
Other debt securities 56,490 55,969 64,800 63,509
Total debt securities at amortized cost, net of allowance for credit losses 245,525 242,533 271,615 266,176
Total loans, net of allowance for loan losses

936,090 939,045 949,549 949,227
Total financial assets not carried at fair value $ 1,181,615 $ 1,181,578 $ 1,221,164 $ 1,215,403
FINANCIAL LIABILITIES
Deposits $ 1,256,922 $ 1,256,369 $ 1,268,680 $ 1,266,562
Securitization liabilities at amortized

cost

13,599 13,464 12,365 12,123
Subordinated notes and debentures

10,496

10,700

11,473 11,628
Total financial liabilities not carried at fair value $ 1,281,017 $ 1,280,533 $ 1,292,518 $ 1,290,313
This table excludes financial assets and liabilities where the carrying value approximates their fair value.

Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
The following tables set out changes in fair

value of all assets and liabilities measured

at fair value using significant Level 3 unobservable

inputs for the three and
nine months ended July 31, 2025 and July

31, 2024.
Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars) Change in
unrealized
Fair Total realized and
Fair

gains
value as at unrealized gains (losses) Movements
1
Transfers
value as at

(losses) on
May 1 Included Included Purchases/ Sales/ Into Out of July 31 instruments
2025 in income
2
in OCI
3,4
Issuances

Settlements Level 3 Level 3 2025 still held
5
FINANCIAL ASSETS

Trading loans, securities,

and other
Other debt securities $ 6 $ (1) $ – $ – $ (1) $ 5 $ (2) $ 7 $ (1)
Equity securities 28 – – – – – – 28 –

34 (1) – – (1) 5 (2) 35

(1)
Non-trading financial
assets at fair value
through profit or loss
Securities 1,253 22 – 220 (11) – – 1,484 12
1,253 22 – 220 (11) – – 1,484 12
Financial assets at fair value
through other

comprehensive income
Other debt securities – – – – – – – – –
Equity securities

2,808 – 2 2 (659) – – 2,153 2

$ 2,808 $ – $ 2 $ 2 $ (659) $ – $ – $ 2,153 $ 2
FINANCIAL LIABILITIES
Trading deposits
6
$ (384) $ 3 $ – $ (45) $ 27 $ – $ 1 $ (398) $ 4
Derivatives 7
Interest rate contracts

(81) 15 – – 2 – – (64)

(5)
Foreign exchange contracts (1) 4 – – (1) (1) 1 2 6
Equity contracts (131) (3) – – (1) – 3 (132) (4)
Commodity contracts (20) 31 – – 1 – – 12 26

(233) 47 – – 1 (1) 4 (182)

23
Financial liabilities designated
at fair value
through profit or loss

(1) – – (5) 4 – – (2)

–
Change in
unrealized
Fair Total realized and Fair gains
value as at unrealized gains (losses) Movements
1
Transfers value as at (losses) on
November 1 Included Included Purchases/ Sales/ Into Out of July 31 instruments
2024 in income
2
in OCI
4
Issuances Settlements Level 3 Level 3 2025 still held
5
FINANCIAL ASSETS

Trading loans, securities,

and other
Other debt securities $ 26 $ (1) $ – $ 1 $ (23) $ 6 $ (2) $ 7 $ (2)
Equity securities 12 1 – 22 (7) – – 28 (1)

38 – – 23 (30) 6 (2) 35

(3)
Non-trading financial
assets at fair value
through profit or loss
Securities 1,233 12 – 296 (47) – (10) 1,484 (16)
1,233 12 – 296 (47) – (10) 1,484 (16)
Financial assets at fair value
through other

comprehensive income
Other debt securities 7 – – – (7) – – – –
Equity securities

3,355 – 5 4 (1,211) – – 2,153 –

$ 3,362 $ – $ 5 $ 4 $ (1,218) $ – $ – $ 2,153 $ –
FINANCIAL LIABILITIES
Trading deposits 6 $ (505) $ 31 $ – $ (169) $ 243 $ – $ 2 $ (398) $ 38
Derivatives 7
Interest rate contracts

(158) 83 – – 11 – – (64) 85
Foreign exchange contracts 1 (13) – – 2 8 4 2 2
Equity contracts (24) (106) – – (3) (2) 3 (132) (106)
Commodity contracts (10) 22 – – – – – 12 20

(191) (14) – – 10 6 7 (182) 1
Financial liabilities designated
at fair value
through profit or loss

(24) 7 – (19) 34 – – (2) 1
Includes foreign exchange.
2

Gains/losses on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated

Statement of Income.
3

Other comprehensive income.
4

Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 5 for further details.
5

Changes in unrealized gains/losses on financial assets at FVOCI are recognized in accumulated other comprehensive income (AOCI).
6

Issuances and repurchases of trading deposits are reported on a gross basis.
7

Consists of derivative assets of $
49

million (April 30, 2025/May 1, 2025 – $
32

million; October 31, 2024/November 1, 2024 – $
30

million) and derivative liabilities of $
231

million
(April 30, 2025/May 1, 2025 – $ 265

million; October 31, 2024/November 1, 2024 – $
221

million) which have been netted in this table for presentation purposes only.
Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars) Change in
unrealized
Fair Total realized and Fair gains
value as at unrealized gains (losses) Movements
1
Transfers value as at (losses) on
May 1 Included Included Purchases/ Sales/ Into Out of July 31 instruments
2024 in income
2
in OCI
3
Issuances

Settlements Level 3 Level 3 2024 still held
4
FINANCIAL ASSETS

Trading loans, securities,

and other
Government and government-
related securities $ – $ – $ – $ – $ – $ – $ – $ – $ –
Other debt securities 29 – – 1 (1) 1 (27) 3 –
Equity securities 9 – – 1 (5) – – 5 –

38 – – 2 (6) 1 (27) 8

–
Non-trading financial
assets at fair value
through profit or loss
Securities 1,150 27 – 41 (22) – – 1,196 17
1,150 27 – 41 (22) – – 1,196 17
Financial assets at fair value
through other

comprehensive income
Other debt securities 14 – – – (3) – – 11 –
Equity securities

2,307 – 3 132 (23) – – 2,419 1

$ 2,321 $ – $ 3 $ 132 $ (26) $ – $ – $ 2,430 $ 1
FINANCIAL LIABILITIES
Trading deposits 5 $ (910) $ (18) $ – $ (24) $ 213 $ – $ 15 $ (724) $ (12)
Derivatives
6
Interest rate contracts

(148) (22) – – 10 – – (160)

(14)
Foreign exchange contracts (7) 2 – – 3 (5) 3 (4) (1)
Equity contracts (23) – – – – – – (23) (2)
Commodity contracts 6 9 – – (15) – – – –

(172) (11) – – (2) (5) 3 (187)

(17)
Financial liabilities designated
at fair value through profit
or loss

(74) 112 – (77) 30 – – (9)

112
Change in
unrealized
Fair Total realized and Fair gains
value as at unrealized gains (losses) Movements
1
Transfers value as at (losses) on
November 1 Included Included Purchases/ Sales/ Into Out of July 31 instruments
2023 in income
2
in OCI
3
Issuances Settlements Level 3 Level 3 2024 still held
4
FINANCIAL ASSETS

Trading loans, securities,

and other
Government and government-
related securities $ 67 $ – $ – $ – $ (67) $ – $ – $ – $ –
Other debt securities 65 1 – 91 (86) 8 (76) 3 –
Equity securities

10 (1) – 3 (7) – – 5 –

142 – – 94 (160) 8 (76) 8

–
Non-trading financial
assets at fair value
through profit or loss
Securities 980 89 – 165 (37) – (1) 1,196 86
980 89 – 165 (37) – (1) 1,196 86
Financial assets at fair value
through other

comprehensive income
Other debt securities 27 – (4) 3 (15) – – 11 –
Equity securities

2,377 – (9) 260 (209) – – 2,419 (10)

$ 2,404 $ – $ (13) $ 263 $ (224) $ – $ – $ 2,430 $ (10)
FINANCIAL LIABILITIES
Trading deposits
5
$ (985) $ (8) $ – $ (98) $ 331 $ – $ 36 $ (724) $ (10)
Derivatives
6
Interest rate contracts

(126) (63) – – 29 – – (160)

(36)
Foreign exchange contracts (6) 3 – – 4 (11) 6 (4) –
Equity contracts (21) (1) – – (1) (1) 1 (23) (3)
Commodity contracts (1) 5 – – (4) – – – (5)

(154) (56) – – 28 (12) 7 (187)

(44)
Financial liabilities designated
at fair value
through profit or loss

(22) 113 – (210) 110 – – (9)

112
Includes foreign exchange.
2

Gains/losses on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated

Statement of Income.
3

Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 5 for further details.
4

Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
5

Issuances and repurchases of trading deposits are reported on a gross basis.
6

Consists of derivative assets of $
36

million (April 30, 2024/May 1, 2024 – $
20

million; October 31, 2023/November 1, 2023 – $
22

million) and derivative liabilities of $
223

million
(April 30, 2024/May 1, 2024 – $ 192

million; October 31, 2023/November 1, 2023 – $
176

million) which have been netted in this table for presentation purposes only.

At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Fair Value Hierarchy for Assets and Liabilities
The following table presents the levels within

the fair value hierarchy for each of the assets

and liabilities measured at fair value on

a recurring basis as at
July 31, 2025 and October 31, 2024.
Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis
(millions of Canadian dollars) As at
July 31, 2025 October 31, 2024
Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
FINANCIAL ASSETS AND COMMODITIES
Trading loans, securities, and other
1
Government and government-related securities
Canadian government debt
Federal $ 5,310 $ 5,717 $ – $ 11,027 $ 691 $ 9,551 $ – $ 10,242
Provinces

– 5,074 – 5,074 – 6,398 – 6,398
U.S. federal, state, municipal governments,

and agencies debt
2,958 18,540 – 21,498 – 18,861 – 18,861
Other OECD 2

government-guaranteed debt
228 7,190 – 7,418 – 9,722 – 9,722
Mortgage-backed securities – 896 – 896 – 1,352 – 1,352
Other debt securities
Canadian issuers

– 6,169 7 6,176 – 6,611 12 6,623
Other issuers – 18,724 – 18,724 – 15,845 14 15,859
Equity securities 80,655 90 28 80,773 68,682 34 12 68,728
Trading loans

– 27,096 – 27,096 – 23,518 – 23,518
Commodities 25,713 1,283 – 26,996 13,504 962 – 14,466
Retained interests – 1 – 1 – 1 – 1

114,864 90,780 35 205,679 82,877 92,855 38 175,770
Non-trading financial assets at fair value

through profit or loss
Securities 407 4,105 1,484 5,996 391

1,188 1,233 2,812
Loans – 373 – 373 – 3,057 – 3,057
407 4,478 1,484 6,369 391 4,245 1,233 5,869
Derivatives
Interest rate contracts

2 10,833 10 10,845 2

15,440 – 15,442
Foreign exchange contracts

– 52,239 7 52,246 47 51,001 13 51,061
Credit contracts

– 41 – 41 – 6 – 6
Equity contracts

163 9,011 – 9,174 64 6,167 – 6,231
Commodity contracts

418 3,194 32 3,644 548 4,756 17 5,321
583 75,318 49 75,950 661 77,370 30 78,061
Financial assets designated at
fair value through profit or loss
Securities
1
– 6,576 – 6,576 –

6,417 – 6,417
– 6,576 – 6,576 – 6,417 – 6,417
Financial assets at fair value through other

comprehensive income
Government and government-related securities
Canadian government debt
Federal 170 15,403 – 15,573 – 18,139 – 18,139
Provinces

– 20,828 – 20,828 – 21,270 – 21,270
U.S. federal, state, municipal governments,

and agencies debt
1,370 50,972 – 52,342 – 35,197 – 35,197
Other OECD government-guaranteed debt – 7,727 – 7,727 – 1,679 – 1,679
Mortgage-backed securities – 1,975 – 1,975 – 2,137 – 2,137
Other debt securities
Asset-backed securities – 7,769 – 7,769 – 1,384 – 1,384
Corporate and other debt – 13,221 – 13,221 – 9,439 7 9,446
Equity securities 1,137 4 2,153 3,294 1,058 2 3,355 4,415
Loans – 165 – 165 – 230 – 230

2,677 118,064 2,153 122,894 1,058 89,477 3,362 93,897
Securities purchased under reverse
repurchase agreements – 7,660 – 7,660 – 10,488 – 10,488
FINANCIAL LIABILITIES
Trading deposits

–

32,704

398

33,102

– 29,907 505 30,412
Derivatives

Interest rate contracts

2 8,684 74 8,760 3

13,283

158

13,444
Foreign exchange contracts

2 43,285 5 43,292 30 40,936 12 40,978
Credit contracts

– 1,419 – 1,419 – 403 – 403
Equity contracts

– 14,593 132 14,725 – 7,974 24 7,998
Commodity contracts

407 3,407 20 3,834 673 4,845 27 5,545
411 71,388 231 72,030 706 67,441 221

68,368
Securitization liabilities at fair value – 23,340 – 23,340 –

20,319

–

20,319
Financial liabilities designated at fair value
through profit or loss – 194,624 2 194,626 –

207,890

24

207,914
Obligations related to securities sold short 1

15,009 25,649 – 40,658 1,783

37,732

–

39,515
Obligations related to securities sold
under repurchase agreements – 11,830 – 11,830 – 9,736 – 9,736
Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).
2
Organisation for Economic Co-operation and Development (OECD).